Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share
Net Income (Loss)	$ 18,092	$ (14,375)
Premium paid on repurchase of redeemable convertible preferred stock	5,436
Net income (loss) attributable to common stockholders	$ (12,656)	$ 14,375
Weighted average shares outstanding - basic	95,477,472	69,228,444
Weighted average shares outstanding - diluted	114,910,129	69,228,444
Basic earnings (loss) per share	$ 0.13	$ (0.21)
Diluted earnings (loss) per share	$ 0.11	$ (0.21)